Summary of Significant Accounting Policies and Basis of Presentation - Concentration of Revenues and Accounts Receivable (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024 customer	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer
Customer A
The Company and Summary of Significant Accounting Policies
Accounts Receivable			$ 1,228
Customer B
The Company and Summary of Significant Accounting Policies
Accounts Receivable		$ 1,755	590
Customer C
The Company and Summary of Significant Accounting Policies
Accounts Receivable			1,400
Customer D
The Company and Summary of Significant Accounting Policies
Accounts Receivable		661	687
Customer E
The Company and Summary of Significant Accounting Policies
Accounts Receivable			$ 610
Customer F
The Company and Summary of Significant Accounting Policies
Accounts Receivable		1,250
Customer H
The Company and Summary of Significant Accounting Policies
Accounts Receivable		$ 938
Revenue
The Company and Summary of Significant Accounting Policies
Number of customers | customer		2	4
Revenue | Two customers
The Company and Summary of Significant Accounting Policies
Number of customers | customer	2
Revenue | Four customers
The Company and Summary of Significant Accounting Policies
Number of customers | customer		4
Revenue | Customer concentration | Two customers
The Company and Summary of Significant Accounting Policies
Concentration risk percentage		38.00%
Revenue | Customer concentration | Four customers
The Company and Summary of Significant Accounting Policies
Concentration risk percentage			66.00%
Revenue | Customer concentration | Customer A
The Company and Summary of Significant Accounting Policies
Concentration risk percentage	61.00%	28.00%
Revenue | Customer concentration | Customer B
The Company and Summary of Significant Accounting Policies
Concentration risk percentage	24.00%	28.00%
Revenue | Customer concentration | Customer C
The Company and Summary of Significant Accounting Policies
Concentration risk percentage		25.00%
Revenue | Customer concentration | Customer D
The Company and Summary of Significant Accounting Policies
Concentration risk percentage		10.00%
Accounts receivable
The Company and Summary of Significant Accounting Policies
Number of customers | customer		4	5
Accounts receivable | Four customers
The Company and Summary of Significant Accounting Policies
Number of customers | customer	4	4
Accounts receivable | Customer concentration | Four customers
The Company and Summary of Significant Accounting Policies
Concentration risk percentage		70.00%
Accounts receivable | Customer concentration | Five customers
The Company and Summary of Significant Accounting Policies
Concentration risk percentage			90.00%
Accounts receivable | Customer concentration | Customer A
The Company and Summary of Significant Accounting Policies
Concentration risk percentage	28.00%	27.00%
Accounts receivable | Customer concentration | Customer B
The Company and Summary of Significant Accounting Policies
Concentration risk percentage	19.00%	19.00%
Accounts receivable | Customer concentration | Customer C
The Company and Summary of Significant Accounting Policies
Concentration risk percentage	18.00%	14.00%
Accounts receivable | Customer concentration | Customer D
The Company and Summary of Significant Accounting Policies
Concentration risk percentage	13.00%	10.00%